Employment Benefits - Sensitivity Analysis for Impact of Changes in Certain Significant Actuarial Assumptions Leaving All Other Assumptions Constant (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
100 basis point increase	¥ (833)	¥ (5,019)
100 basis point decrease	1,020	6,561
Salary increase rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
100 basis point increase	970	7,057
100 basis point decrease	¥ (812)	¥ (5,620)